UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bingham Osborn & Scarborough, LLC
Address:	351 California Street, Suite 900
		San Francisco, California  94104

Form 13F File Number: 	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Carol Benz
Title:		Chief Operations Officer
Phone:		(415)-781-8535

Signature, Place, and Date of Signing:

	/s/  Carol Benz		   San Francisco, CA		   February 10, 2004
      ------------------------	   ---------------------	   -----------
	     [signature]	       [City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				 UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			66 Data Records

Form 13F Information Table Value Total:			$148,086(X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

Bingham Osborn & Scarborough, LLC
FORM 13F
December 31, 2003





FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/   SHA/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRIN DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------  ---- ------- ------------ -------- -------- --------
DOW INDUSTRIALS INDEX DIAMONDS ETF              252787106    11128 106419.53	SH   SOLE              106419.53
ISHARES DOW JONES U S TECHNOLO ETF              464287721     1092 22516	SH   SOLE               22516
ISHARES DOW JONES U S UTIL SEC ETF              464287697      565 9813		SH   SOLE                9813
ISHARES RUSSELL 1000 INDEX     ETF              464287622     6264 105111.93	SH   SOLE              105111.93
ISHARES RUSSELL 1000 VALUE     ETF              464287598     2740 46946.74	SH   SOLE               46946.07
ISHARES RUSSELL 2000 INDEX FUN ETF              464287655      286 2580.85	SH   SOLE                2580.85
ISHARES RUSSELL 2000 VALUE IND ETF              464287630      530 3303.15	SH   SOLE                3303.15
ISHARES S&P 500 INDEX FUND     ETF              464287200    30848 277358.71	SH   SOLE              277358.71
ISHARES TR GLDM SACHS TEC      ETF              464287549      282 6143		SH   SOLE                6143
ISHARES TR S&P SMLCAP 600      ETF              464287804      701 5232.47	SH   SOLE                5232.47
NASDAQ 100 INDEX SHARES        ETF              631100104    14774 405201.53	SH   SOLE              405201.53
S&P 500 INDEX SPDR             ETF              78462F103    32255 289851.74	SH   SOLE              289851.74
STREETTRACKS SER TR DJ LRG CAP ETF              86330E208      295 2382		SH   SOLE                2382
TECHNOLOGY SELECT SECTOR SPDR  ETF              81369Y803     2578 126520.92	SH   SOLE              126520.92
UTILITIES SELECT SECTOR SPDR F ETF              81369Y886      510 21857	SH   SOLE               21857
ISHARES TRUST MSCI EAFE INDEX  ETF              464287465    12599 92112.43	SH   SOLE               92112.43
3M COMPANY                     EQUITY           604059105      553 6500		SH   SOLE                6500
ABBOTT LABORATORIES            EQUITY           002824100      201 4315		SH   SOLE                4315
AMGEN INCORPOATED              EQUITY           031162100      289 4684		SH   SOLE                4684
BANK OF AMERICA CORP           EQUITY           060505104     1627 20231	SH   SOLE               20231
BP P L C                       EQUITY           055622104      498 10086	SH   SOLE               10086
BRISTOL-MEYERS SQUIBB          EQUITY           110122108      650 22720	SH   SOLE               22720
CARBO CERAMICS INC COM         EQUITY           140781105      214 4171		SH   SOLE                4171
CHARLES SCHWAB CORP            EQUITY           808513105      578 48858.26	SH   SOLE               48858.26
CHEVRONTEXACO CORPORATION      EQUITY           166751107      867 10033	SH   SOLE               10033
CISCO SYSTEMS                  EQUITY           17275R102      858 35330	SH   SOLE               35330
CITIGROUP INC                  EQUITY           172967101     1617 33313.12	SH   SOLE               33313.12
COCA-COLA                      EQUITY           191216100      499 9835		SH   SOLE                9835
DOW CHEM CO                    EQUITY           260543103      208 5000		SH   SOLE                5000
ELAN PLC ADR                   EQUITY           284131208      308 44731	SH   SOLE               44731
EMERSON ELEC CO                EQUITY           291011104      233 3600		SH   SOLE                3600
EXXON MOBIL CORP               EQUITY           30231G102     2612 63710	SH   SOLE               63710
FAIR ISAAC & CO                EQUITY           303250104      463 9410		SH   SOLE                9410
GENERAL ELECTRIC COMPANY       EQUITY           369604103     4243 136972.52	SH   SOLE              136972.52
GW PHARMACEUTICALS, INC        EQUITY           G4210C708      314 98000	SH   SOLE               98000
HEWLETT PACKARD CO             EQUITY           428236103      469 20423.08	SH   SOLE               20423.08
HSBC HLDGS PLC SPON ADR NEW    EQUITY           404280406      554 7032		SH   SOLE                7032
INCYTE PHARMECEUTICALS         EQUITY           45337C102       88 12852	SH   SOLE               12852
INTEL CORP(M)                  EQUITY           458140100      585 18172.06	SH   SOLE               18172.06
INTERNATIONAL BUSINESS MACHINE EQUITY           459200101      718 7744		SH   SOLE                7744
INTL MICROCOMPUTER             EQUITY           459862306       13 11000	SH   SOLE               11000
J.P. MORGAN                    EQUITY           616880100      384 10447	SH   SOLE               10447
JOHNSON & JOHNSON              EQUITY           478160104     2133 41292.38	SH   SOLE               41292.38
KIMBERLY CLARK CORPORATION     EQUITY           494368103      317 5370		SH   SOLE                5370
MATTEL INC                     EQUITY           577081102      353 18300	SH   SOLE               18300
MAXYGEN INC                    EQUITY           577776107      134 12637	SH   SOLE               12637
MBNA CORPORATION               EQUITY           55262L100      405 16293	SH   SOLE               16293
MERCK & CO INC                 EQUITY           589331107      772 16706.46	SH   SOLE               16706.46
MICROSOFT CORP                 EQUITY           594918104      941 34176.60	SH   SOLE               34176.60
MORGAN STANLEY DEAN WITTER     EQUITY           617446448      208 3592		SH   SOLE                3592
ORACLE CORP                    EQUITY           68389X105      198 14966	SH   SOLE               14966
PATINA OIL & GAS CORP COM      EQUITY           703224105      230 4687		SH   SOLE                4687
PFIZER INC                     EQUITY           717081103     1169 33100.42	SH   SOLE               33100.46
PROCTER & GAMBLE CO            EQUITY           742718109      902 9035		SH   SOLE                9035
PYR ENERGY CORP COM            EQUITY           693677106       12 12000	SH   SOLE               12000
QUALCOMM INC                   EQUITY           747525103      204 3790		SH   SOLE                3790
SBC COMMUNICATIONS INC         EQUITY           78387G103      230 8820.01	SH   SOLE                8820.01
SUN MICROSYSTEMS               EQUITY           866810104      177 39459	SH   SOLE               39459
SYSCO CORP                     EQUITY           871829107      474 12720	SH   SOLE               12720
U S BANKCORP                   EQUITY           902973106      292 9808		SH   SOLE                9808
VERIZON COMMUNICATIONS         EQUITY           92343V104      254 7240		SH   SOLE                7240
VODAFONE AIRTOUCH              EQUITY           92857T107      214 8549.9	SH   SOLE                8549.9
WALGREEN COMPANY               EQUITY           931422109      397 10900	SH   SOLE               10900
WELLS FARGO                    EQUITY           949746101      346 5869		SH   SOLE                5869
WESTAMERICA BANCORP            EQUITY           957090103      234 4709		SH   SOLE                4709
ZIMMER HOLDINGS, INC           EQUITY           98956P102      400 5676		SH   SOLE                5676